Commissions and banking fees (Tables)	12 Months Ended
Dec. 31, 2023
Commissions And Banking Fees
Schedule of commissions and banking fees

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Credit and debit cards	21,177	19,989	16,051
Current account services	6,877	7,528	7,803
Asset management	5,792	5,872	7,177
Funds	4,395	4,952	6,545
Consortia	1,397	920	632
Credit operations and financial guarantees provided	2,544	2,539	2,511
Credit operations	1,100	1,185	1,307
Financial guarantees provided	1,444	1,354	1,204
Collection services	2,031	1,971	2,020
Advisory services and brokerage	3,596	3,348	3,579
Custody services	602	617	605
Other	3,112	2,702	2,578
Total	45,731	44,566	42,324